SHORT AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of short and long term investments [Abstract]
Schedule of Short and Long-Term Investments	Breakdown of short and long-term investments

	Weighted average rate p.a.		December 31,
Description		Maturity	2025	2024

TAP Bond	—	—	—	1,004,505
Investment funds	14.2%	Jun-26	26,286	107,847
			26,286	1,112,352

Current			26,286	71,898
Non-current			—	1,040,454

Schedule of Short-Term Investments	The following presents the movements of the loss of short-term investments:

December 31,
Description	2025

Balances at the beginning of the year	—
Additions	(117,684)
Balances at the end of the year	(117,684)